Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Distribution of Net Revenue by Geographical Area
a) The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2018	March 31, 2017
	(in thousands)
Ireland	$235,110	$232,348
Rest of Europe	95,040	72,557
U.S.	225,670	223,082
Rest of World	64,305	50,079

Total	$620,125	$578,066
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, by geographical area was as follows:

	Three Months Ended
	March 31, 2018	March 31, 2017
	(in thousands)
Ireland	$69,810	$63,968
Rest of Europe	5,168	3,699
U.S.	11,802	10,499
Rest of World	4,940	7,492

Total	$91,720	$85,658

Distribution of Property, Plant and Equipment, Net, by Geographical Area
The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31, 2018	December 31, 2017
	(in thousands)
Ireland	$112,239	$111,329
Rest of Europe	8,935	9,026
U.S.	26,654	27,797
Rest of World	13,232	14,899

Total	$161,060	$163,051

Distribution of Depreciation and Amortization by Geographical Area
The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31, 2018	March 31, 2017
	(in thousands)
Ireland	$7,885	$5,972
Rest of Europe	1,539	1,658
U.S.	6,299	5,948
Rest of World	1,175	870

Total	$16,898	$14,448

Distribution of Total Assets by Geographical Area
The distribution of total assets by geographical area was as follows:

	March 31, 2018	December 31, 2017
	(in thousands)
Ireland	$957,886	$880,378
Rest of Europe	506,356	504,418
U.S.	643,831	650,681
Rest of World	111,372	111,141

Total	$2,219,445	$2,146,618